Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of property, plant and equipment
Schedule of property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2017
Cost	269,372	34,475	50,236	354,083
Accumulated depreciation	(46,744)	(31,090)	(31,511)	(109,345)
Net book amount	222,628	3,385	18,725	244,738
Year ended 30 June 2018
Opening net book amount	222,628	3,385	18,725	244,738
Additions	—	2,605	8,706	11,311
Disposals	(5)	—	(18)	(23)
Depreciation charge	(3,288)	(1,821)	(5,516)	(10,625)
Closing net book amount	219,335	4,169	21,897	245,401
At 30 June 2018
Cost	269,367	34,790	57,800	361,957
Accumulated depreciation	(50,032)	(30,621)	(35,903)	(116,556)
Net book amount	219,335	4,169	21,897	245,401
Year ended 30 June 2019
Opening net book amount	219,335	4,169	21,897	245,401
Additions	16	3,573	8,611	12,200
Transfers	(241)	4	237	—
Depreciation charge	(3,284)	(2,589)	(5,696)	(11,569)
Closing net book amount	215,826	5,157	25,049	246,032
At 30 June 2019
Cost	268,981	34,845	64,806	368,632
Accumulated depreciation	(53,155)	(29,688)	(39,757)	(122,600)
Net book amount	215,826	5,157	25,049	246,032

Schedule of estimated useful lives of property, plant and equipment

Freehold property	75 years
Computer equipment and software (included within Plant and machinery)	3 years
Plant and machinery	4 - 5 years
Fixtures and fittings	7 years